Income Taxes (Tables)	12 Months Ended
May 31, 2014
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2014	2013	2012
(In thousands)
United States	$209,626	$5,104	$187,687
Foreign	214,861	171,787	140,602

Income Before Income Taxes	$424,487	$176,891	$328,289

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2014	2013	2012
(In thousands)
Current:
U.S. Federal	$46,846	$56,590	$45,547
State and local	5,660	6,694	6,836
Foreign	59,425	44,747	49,231

Total Current	111,931	108,031	101,614

Deferred:
U.S. Federal	16,747	(31,987)	(787)
State and local	1,292	(3,649)	(572)
Foreign	(11,467)	(5,355)	(5,729)

Total Deferred	6,572	(40,991)	(7,088)

Provision for Income Taxes	$118,503	$67,040	$94,526

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2014 and 2013 were as follows:

	2014	2013
(In thousands)
Deferred income tax assets related to:
Inventories	$6,944	$6,795
Allowance for losses	6,410	7,584
Accrued compensation and benefits	102,579	113,394
Accrued other expenses	10,256	16,322
Other long-term liabilities	19,646	29,954
Net operating loss and credit carryforwards	71,534	70,208
Net unrealized loss on securities	19,185	21,727

Total Deferred Income Tax Assets	236,554	265,984
Less: valuation allowances	(85,719)	(89,909)

Net Deferred Income Tax Assets	150,835	176,075

Deferred income tax (liabilities) related to:
Depreciation	(47,639)	(48,491)
Pension and other postretirement benefits	(7,867)	(12,204)
Amortization of intangibles	(115,166)	(125,042)

Total Deferred Income Tax (Liabilities)	(170,672)	(185,737)

Deferred Income Tax Assets (Liabilities), Net	$(19,837)	$(9,662)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2014	2013	2012
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$148,570	$61,912	$114,901
Impact of foreign operations	(24,874)	(11,552)	(32,192)
State and local income taxes net of federal income tax benefit	4,519	1,979	4,073
Tax benefits from the domestic manufacturing deduction	(4,878)	(4,489)	(3,744)
Nondeductible fines and penalties	(2,002)	4,802	—
Nondeductible business expense	1,508	1,269	1,304
Valuation allowance	(2,998)	14,729	9,353
Other	(1,342)	(1,610)	831

Provision for Income Tax Expense	$118,503	$67,040	$94,526

Effective Income Tax Rate	27.9%	37.9%	28.8%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2014	2013	2012
Balance at June 1	$8.4	$3.3	$6.4
Additions based on tax positions related to current year	0.1	—	—
Additions for tax positions of prior years	8.9	6.0	0.5
Reductions for tax positions of prior years	(1.7)	(0.9)	(0.4)
Settlements	—	—	(3.2)

Balance at May 31	$15.7	$8.4	$3.3